Note 28 - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Commitments and Contingent Liabilities [Abstract]
Total	€ 77.0	€ 74.2